Principal accounting policies	12 Months Ended
Feb. 01, 2014
Principal accounting policies

1. Principal accounting policies

Signet Jewelers Limited (“Signet”, or the “Company”) is a holding company, incorporated in Bermuda, that operates through its subsidiaries. Signet is a leading retailer whose results principally derive from one business segment—the retailing of jewelry, watches and associated services. The Company manages its business as two geographical reportable segments, being the United States of America (the “US”) and the United Kingdom (the “UK”). The US division operates retail stores under brands including Kay Jewelers, Jared The Galleria Of Jewelry and various regional brands. In Fiscal 2013, Ultra Stores Inc. was acquired by Signet, of which the majority of these stores were converted to the Kay brand during Fiscal 2014, with the remaining being accounted for within the regional brands. See Note 14. The UK division’s retail stores operate under brands including H.Samuel and Ernest Jones.

In the fourth quarter of Fiscal 2014, subsequent to the November 4, 2013 acquisition of a diamond polishing factory in Gaborone, Botswana, management established a separate operating segment (“Other”), which consists of all non-reportable segments including subsidiaries involved in the purchasing and conversion of rough diamonds to polished stones. See Note 14.

The following accounting policies have been applied consistently in the preparation of the Company’s financial statements with respect to items which are considered material in all reporting periods presented herein.

(a) Basis of preparation

The consolidated financial statements of Signet are prepared in accordance with US generally accepted accounting principles (“US GAAP”) and include the results of Signet and its subsidiaries for the 52 week period ended February 1, 2014 (“Fiscal 2014”), as Signet’s fiscal year ends on the Saturday nearest January 31. The comparative periods are for the 53 week period ended February 2, 2013 (“Fiscal 2013”) and the 52 week period ended January 28, 2012 (“Fiscal 2012”). Intercompany balances have been eliminated on consolidation.

(b) Use of estimates

The preparation of consolidated financial statements, in conformity with US GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Estimates and assumptions are primarily made in relation to the valuation of receivables, inventories and deferred revenue, fair value of derivatives, depreciation and asset impairment, the valuation of employee benefits, income taxes and contingencies.

(c) Foreign currency translation

Assets and liabilities denominated in the UK pound sterling are translated into the US dollar at the exchange rate prevailing at the balance sheet date. Equity accounts denominated in the UK pound sterling are translated into US dollars at historical exchange rates. Revenues and expenses denominated in the UK pound sterling are translated into the US dollar at the monthly average exchange rate for the period and calculated each month from the weekly exchange rates weighted by sales of the UK division. Gains and losses resulting from foreign currency transactions are included within the consolidated income statement, whereas translation adjustments and gains and losses related to intercompany loans of a long-term investment nature are recognized as a component of accumulated other comprehensive income (loss) (“OCI”). In addition, as the majority of the sales and expenses related to the factory in Gaborone, Botswana are transacted in US dollars, there is no related foreign currency translation as the US dollar is the functional currency.

(d) Revenue recognition

Revenue is recognized when:

•	there is persuasive evidence of an agreement or arrangement;

•	delivery of products has occurred or services have been rendered;

•	the seller’s price to the buyer is fixed and determinable; and

•	collectability is reasonably assured.

Signet’s revenue streams and their respective accounting treatments are discussed below:

Merchandise sales

Store sales are recognized when the customer receives and pays for the merchandise at the store with cash, in-house customer finance or a third party credit card. For online sales, sales are recognized at the estimated time the customer has received the merchandise. Amounts related to shipping and handling that are billed to customers are reflected in sales and the related costs are reflected in cost of sales.

Revenue on the sale of merchandise is reported net of anticipated returns and sales tax collected. Returns are estimated based on previous return rates experienced.

Any deposits received from a customer for merchandise are deferred and recognized as revenue when the customer receives the merchandise.

Certain of Signet’s merchandise sales are derived from providing replacement merchandise on behalf of insurance organizations to their customers who have experienced a loss of their property. In these cases, the sales price is established by contract with the insurance organization and revenue on the sale is recognized upon receipt of the merchandise by the customer.

Merchandise repairs

Revenue on repair of merchandise is recognized when the service is complete and the customer collects the merchandise at the store.

Extended service plans and lifetime warranty agreements

The US division sells extended service plans where it is obliged, subject to certain conditions, to perform repair work over the lifetime of the product. Revenue from the sale of extended service plans is deferred over 14 years. Revenue is recognized in relation to the costs expected to be incurred in performing these services, with approximately 45% of revenue recognized within the first two years (February 2, 2013: 46%). The deferral period is determined from patterns of claims costs, including estimates of future claims costs expected to be incurred. Management reviews the trends in claims to assess whether changes are required to the revenue and cost recognition rates used. All direct costs associated with the sale of these plans are deferred and amortized in proportion to the revenue recognized and disclosed as either other current assets or other assets.

Signet also sells warranty agreements in the capacity of an agent on behalf of a third-party. The commission that Signet receives from the third-party is recognized at the time of the sale less an estimate of cancellations based on historical experience.

Sale vouchers

In connection with certain promotions, the Company gives customers making a purchase a voucher granting the customers a discount on a future purchase, redeemable within a stated time frame. The Company accounts for such vouchers by allocating the fair value of the voucher between the initial purchase and the future purchase.

The fair value of the voucher is determined based on the average sales transactions in which the vouchers were issued and the estimated average sales transactions when the vouchers are expected to be redeemed, combined with the estimated voucher redemption rate. The fair value allocated to the future purchase is recorded as deferred revenue.

Sale of consignment inventory

Sales of consignment inventory are accounted for on a gross sales basis. This reflects that the Company is the primary obligor providing independent advice, guidance and after sales service to customers. The products sold from consignment inventory are indistinguishable to the customer from other products that are sold from purchased inventory and are sold on the same terms. The Company selects the products and suppliers at its own discretion and is responsible for determining the selling price and the physical security of the products making it liable for any inventory loss. It also takes the credit risk of a sale to the customer.

(e) Cost of sales and selling, general and administrative expenses

Cost of sales includes merchandise costs net of discounts and allowances, freight, processing and distribution costs of moving merchandise from suppliers to distribution centers and to stores, inventory shrinkage, store operating and occupancy costs, net bad debts and charges for late payments under the US in-house customer finance programs. Store operating and occupancy costs include utilities, rent, real estate taxes, common area maintenance charges and depreciation. Selling, general and administrative expenses include store staff and store administrative costs, centralized administrative expenses, including information technology, credit and eCommerce, advertising and promotional costs, and other operating expenses not specifically categorized elsewhere in the consolidated income statements.

(f) Store opening costs

The opening costs of new locations are expensed as incurred.

(g) Advertising and promotional costs

Advertising and promotional costs are expensed within selling, general and administrative expenses. Production costs are expensed at the first communication of the advertisements, while communication expenses are recognized each time the advertisement is communicated. For catalogues and circulars, costs are all expensed at the first date they can be viewed by the customer. Point of sale promotional material is expensed when first displayed in the stores. Gross advertising costs totaled $253.8 million in Fiscal 2014 (Fiscal 2013: $245.8 million; Fiscal 2012: $208.6 million).

(h) Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated depreciation, amortization and impairment losses. Maintenance and repair costs are expensed as incurred. Depreciation and amortization are recognized on the straight-line method over the estimated useful lives of the related assets as follows:

Buildings	30 – 40 years when land is owned or the remaining term of lease, not to exceed 40 years
Leasehold improvements	Remaining term of lease, not to exceed 10 years
Furniture and fixtures	Ranging from 3 – 10 years
Equipment, including software	Ranging from 3 – 5 years

Equipment, which includes computer software purchased or developed for internal use, is stated at cost less accumulated amortization. Signet’s policy provides for the capitalization of external direct costs of materials and services associated with developing or obtaining internal use computer software. In addition, Signet also capitalizes certain payroll and payroll-related costs for employees who are directly associated with internal use computer projects. Amortization is charged on a straight-line basis over periods from three to five years.

Property, plant and equipment are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Potentially impaired assets or asset groups are identified by reviewing the cash flows of individual stores. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the undiscounted cash flow is less than the asset’s carrying amount, the impairment charge recognized is determined by estimating the fair value of the assets and recording a loss for the amount that the carrying value exceeds the estimated fair value. Property and equipment at stores planned for closure are depreciated over a revised estimate of their useful lives.

(i) Goodwill and other intangibles

Goodwill represents the excess of the purchase price of acquisitions over the Company’s interest in the fair value of the identifiable assets and liabilities acquired. Goodwill is recorded by the Company’s reporting units based on the acquisitions made by each. Goodwill is not amortized, but is reviewed for impairment and is required to be tested at least annually or whenever events or changes in circumstances indicate it is more likely than not that a reporting unit’s fair value is less than its carrying value. The annual testing date for reporting units within the US and UK segments is the last day of the fourth quarter.

The Company may elect to perform a qualitative assessment for each reporting unit to determine whether it is more likely than not that the fair value of the reporting unit is greater than its carrying value. If a qualitative assessment is not performed, or if as a result of a qualitative assessment it is not more likely than not that the fair value of a reporting unit exceeds its carrying value, then the reporting unit’s fair value is compared to its carrying value. Fair value is determined through the income approach using discounted cash flow models or market-based methodologies. Significant estimates used in these discounted cash flow models include: the weighted average cost of capital; long-term growth rates; expected changes to selling prices, direct costs and profitability of the business; and working capital requirements. Management estimates discount rates using post-tax rates that reflect assessments of the time value of money and Company-specific risks. If the carrying value exceeds the estimated fair value, the Company determines the fair value of all assets and liabilities of the reporting unit, including the implied fair value of goodwill. If the carrying value of goodwill exceeds the implied fair value of goodwill, the Company recognizes an impairment charge equal to the difference.

Goodwill is recorded in other assets. See Note 12.

(j) Inventories

Inventories held in the US and UK division primarily represent goods held for resale and are valued at the lower of cost or market value. Cost is determined using average cost and includes costs directly related to bringing inventory to its present location and condition. These include relevant warehousing, distribution and certain buying, security and data processing costs. Market value is defined as estimated selling price less all estimated costs of completion and costs to be incurred in marketing, selling and distribution. Inventory write-downs are recorded for obsolete, slow moving or defective items and shrinkage. The write-down is equal to the difference between the cost of inventory and its estimated market value based upon assumptions of targeted inventory turn rates, future demand, management strategy and market conditions. Shrinkage is estimated and recorded based on historical physical inventory results, expectations of future inventory losses and current inventory levels. Physical inventories are taken at least once annually for all store locations and distribution centers.

Inventories held in the Company’s diamond sourcing operations are valued at the lower of cost, as determined on specific identification process, or market.

(k) Vendor contributions

Contributions are received from vendors through various programs and arrangements including cooperative advertising. Where vendor contributions related to identifiable promotional events are received, these are matched against the costs of these promotions. Vendor contributions, which are received as general contributions and not related to specific promotional events, are recognized as a reduction of inventory costs.

(l) In-house customer finance programs

Signet’s US division operates customer in-house finance programs that allow customers to finance merchandise purchases from the US division’s stores. Signet recognizes finance charges in accordance with the contractual agreements. Gross interest earned is recorded as other operating income in the income statement. See Note 3. In addition to interest-bearing accounts, a significant proportion of credit sales are made using interest-free financing for one year or less, subject to certain conditions.

Accrual of interest is suspended when accounts become more than 90 days aged. Upon suspension of the accrual of interest, interest income is subsequently recognized to the extent cash payments are received. Accrual of interest is resumed when receivables are removed from non-accrual status.

(m) Accounts receivable

Accounts receivable are stated at their nominal amounts and primarily include account balances outstanding from Signet’s in-house customer finance programs. The finance receivables from the in-house customer finance programs are comprised of a large volume of transactions with no one customer representing a significant balance. The initial acceptance of customer finance arrangements is based on proprietary consumer credit scores. Subsequent to the initial finance purchase, Signet monitors the credit quality of its customer finance receivable portfolio based on payment activity that drives the aging of receivables. This credit quality indicator is assessed on a real-time basis by Signet.

Accounts receivable under the customer finance programs are shown net of an allowance for uncollectible amounts. See Note 10. This allowance is an estimate of the losses as of the balance sheet date, and is calculated using a proprietary model that analyzes factors such as delinquency rates and recovery rates. A 100% allowance is made for any amount that is more than 90 days aged on a recency basis and any amount associated with an account the owner of which has filed for bankruptcy, as well as an allowance for those amounts 90 days aged and under based on historical loss information and payment performance. The calculation is reviewed by management to assess whether, based on economic events, additional analyses are required to appropriately estimate losses inherent in the portfolio.

Allowances for uncollectible amounts are recorded as a charge to cost of sales in the income statement. Receivables are charged off to the allowance when amounts become more than 120 days aged on the recency method and more than 240 days aged on the contractual method. See Note 10.

(n) Leases

Assets held under capital leases relate to leases where substantially all the risks and rewards of the asset have passed to Signet. All other leases are defined as operating leases. Where operating leases include predetermined rent increases, those rents are charged to the income statement on a straight-line basis over the lease term, including any construction period or other rental holiday. Other amounts paid under operating leases are charged to the income statement as incurred. Premiums paid to acquire short-term leasehold properties and inducements to enter into a lease are recognized on a straight line basis over the lease term.

Certain leases provide for contingent rentals that are not measurable at inception. These contingent rentals are primarily based on a percentage of sales in excess of a predetermined level. These amounts are excluded from minimum rent and are included in the determination of rent expense when it is probable that the expense has been incurred and the amount is reasonably estimable.

(o) Income taxes

Income taxes are accounted for using the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements. Under this method, deferred tax assets and liabilities are recognized by applying statutory tax rates in effect in the years in which the differences between the financial reporting and tax filing bases of existing assets and liabilities are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date. A valuation allowance is established against deferred tax assets when it is more likely than not that some portion or all of the deferred tax assets will not be realized.

At any point in time, various tax years are subject to, or are in the process of, audit by various taxing authorities. To the extent that management’s estimates of settlements change, or the final tax outcome of these matters is different than the amounts recorded, such differences will impact the income tax provision in the period in which such determinations are made.

(p) Employee benefits

Signet operates a defined benefit pension plan in the UK (the “UK Plan”) which ceased to admit new employees effective April 2004. The UK Plan provides benefits to participating eligible employees. Beginning in Fiscal 2014, a change to the benefit structure was implemented and members’ benefits that accumulate after that date are now based upon career average salaries, whereas previously, all benefits were based on salaries at retirement. The UK Plan’s assets are held by the UK Plan.

The net periodic pension cost of the UK Plan is measured on an actuarial basis using the projected unit credit method and several actuarial assumptions, the most significant of which are the discount rate and the expected long-term rate of return on plan assets. Other material assumptions include rates of participant mortality, the expected long-term rate of compensation and pension increases and rates of employee attrition. Gains and losses occur when actual experience differs from actuarial assumptions. If such gains or losses exceed 10% of the greater of plan assets or plan liabilities, Signet amortizes those gains or losses over the average remaining service period of the employees.

The net periodic pension cost is charged to selling, general and administrative expenses in the income statement.

The funded status of the UK Plan is recognized on the balance sheet, and is the difference between the fair value of plan assets and the benefit obligation measured at the balance sheet date. Any gains or losses and prior service costs or credits that arise during the period but are not included as components of net periodic pension cost are recognized, net of tax, in the period within other comprehensive (loss) income.

Signet also operates a defined contribution pension plan in the UK and sponsors a defined contribution 401(k) retirement savings plan in the US. Contributions made by Signet to these pension arrangements are charged primarily to selling, general and administrative expenses in the income statement as incurred.

(q) Derivative financial instruments and hedge accounting

Signet enters into various types of derivative instruments to mitigate certain risk exposures related to changes in commodity costs and foreign exchange rates. Derivative instruments are recorded in the consolidated balance sheets at fair value, as either assets or liabilities, with an offset to current or comprehensive income, depending on whether the derivative qualifies as an effective hedge.

If a derivative instrument meets certain hedge accounting criteria, it may be designated as a cash flow hedge on the date it is entered into. A cash flow hedge is a hedge of the exposure to variability in the cash flows of a recognized asset, liability or a forecasted transaction. For cash flow hedge transactions, the effective portion of the changes in fair value of derivatives is recognized directly in equity as a component of accumulated OCI and is recognized in the consolidated income statements in the same period(s) and on the same financial statement line in which the hedged item affects net income. Amounts excluded from the effectiveness calculation and any ineffective portions of the change in fair value of the derivatives are recognized immediately in other operating income, net in the consolidated income statements. In addition, gains and losses on derivatives that do not qualify for hedge accounting are recognized immediately in other operating income, net.

In the normal course of business, the Company may terminate cash flow hedges prior to the occurrence of the underlying forecasted transaction. For cash flow hedges terminated prior to the occurrence of the underlying forecasted transaction, management monitors the probability of the associated forecasted cash flow transactions to assess whether any gain or loss recorded in accumulated OCI should be immediately recognized in net income.

Cash flows from derivative contracts are included in net cash provided by operating activities.

(r) Cash and cash equivalents

Cash and cash equivalents comprise cash on hand, money market deposits and amounts placed with external fund managers with an original maturity of three months or less, and are carried at cost which approximates fair value. In addition, receivables from third-party credit card issuers typically converted to cash within 5 days of the original sales transaction are considered cash equivalents.

(s) Borrowing costs

Borrowings comprise interest bearing bank loans and bank overdrafts. Borrowing costs are capitalized and amortized into interest expense over the contractual term of the related loan.

(t) Share-based compensation

Signet measures share-based compensation cost for awards classified as equity at the grant date, based on the estimated fair value of the award, and recognizes the cost as an expense on a straight-line basis (net of estimated forfeitures) over the requisite service period of employees. Certain of Signet’s share plans include a condition whereby vesting is contingent on growth exceeding a given target, and therefore awards granted with this condition are considered to be performance-based awards.

Signet estimates fair value using a Black-Scholes model for awards granted under the Omnibus Plan (as defined in Note 23 below) and the binomial valuation model for awards granted under the Share Saving Plans (as defined in Note 23 below). Deferred tax assets for awards that result in deductions on the income tax returns of subsidiaries are recorded by Signet based on the amount of compensation cost recognized and the subsidiaries’ statutory tax rate in the jurisdiction in which it will receive a deduction. Differences between the deferred tax assets recognized for financial reporting purposes and the actual tax deduction reported on the subsidiaries’ income tax return are recorded in additional paid-in-capital (if the tax deduction exceeds the deferred tax asset) or in the income statement (if the deferred tax asset exceeds the tax deduction and no additional paid-in-capital exists from previous awards).

Share-based compensation is primarily recorded in selling, general and administrative expenses in the income statement, along with the relevant salary cost.

See Note 23 for a further description of Signet’s share-based compensation plans.

(u) Contingent liabilities

Provisions for contingent liabilities are recorded for probable losses when management is able to reasonably estimate the loss or range of loss.

When it is reasonably possible that a contingent liability may result in a loss or additional loss, the range of the loss is disclosed.

(v) Common shares

When new shares are issued, they are recorded in Common Shares at their par value. The excess of the issue price over the par value is recorded in additional paid-in capital.

(w) Dividends

Dividends are reflected as a reduction of retained earnings in the period in which they are formally approved by the Board of Directors (the “Board”).

(x) Recently issued accounting pronouncements

Adopted during the period

Reclassification out of Accumulated Other Comprehensive Income

In February 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2013-02, “Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income.” The new guidance does not change the current requirements for reporting net income or other comprehensive income, but it does require disclosure of amounts reclassified out of accumulated other comprehensive income by component, as well as require the presentation of these amounts on the face of the statements of comprehensive income or in the notes to the consolidated financial statements. ASU 2013-02 is effective for the reporting periods beginning after December 15, 2012. Signet adopted this guidance effective for the first quarter ended May 4, 2013 and the implementation of this accounting pronouncement did not have a material impact on Signet’s consolidated financial statements.

To be adopted in future periods

Presentation of Unrecognized Tax Benefit

In July 2013, the FASB issued ASU 2013-11, “Income Taxes (Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists.” The new guidance requires, unless certain conditions exist, an unrecognized tax benefit to be presented as a reduction to a deferred tax asset in the financial statements for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward. The guidance in ASU 2013-11 will become effective for the Company prospectively for fiscal years beginning after December 15, 2013, and interim periods within those years, with early adoption permitted. Retrospective application is also permitted. Signet did not early adopt this guidance and it has determined that implementation will not have a material impact on Signet’s consolidated financial statements.

(y) Reclassification

Signet has reclassified the presentation of certain prior year information to conform to the current year presentation.